Staff costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Staff costs
Wages and salaries	€ 655	€ 313	€ 83
Social security charges	85	43	13
Pension premium contributions	33	13	2
Share-based payments	81	23	3
Temporary staff expenses	36	25	11
Staff costs	€ 890	€ 417	€ 112